Fair Value Measurements - Schedule of Key Inputs (Details) - May 2025 Convertible Note [Member]	Jun. 30, 2026	Dec. 31, 2025	May 30, 2025
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	3.67	4.27
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0.08	0.34
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	46.18	102.79
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	30.4	99.2